Financial instruments - Reconciliation of Net Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	$ 2,387,486	$ 2,161,874
Amounts from loans	140,943	(349,602)
Amounts from interests	156,159	146,569
Other cash (inflows)/outflows	239,695	118,258
Income statement	(166,117)	(152,129)
Equity and others	(849)	11,292
Net debt, ending balance	2,017,655	2,387,486
Obligations with the public and bank loans
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	4,734,876	4,416,264
Amounts from loans	117,558	(371,131)
Amounts from interests	243,877	233,768
Other cash (inflows)/outflows	10,616	23,091
Income statement	(292,410)	(204,340)
Equity and others	0	0
Net debt, ending balance	4,655,235	4,734,876
Financial instruments derived from hedging
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	28,756	22,000
Amounts from loans	(454)	(759)
Amounts from interests	6,127	7,057
Other cash (inflows)/outflows	0	0
Income statement	25,508	(25,648)
Equity and others	(9,335)	12,594
Net debt, ending balance	6,910	28,756
Derivatives for investment hedges
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	0	18,300
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	585	(4,368)
Income statement	(31,833)	22,533
Equity and others	6,130	135
Net debt, ending balance	25,118	0
Non-hedging Derivatives in Other financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	418	14,795
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	0
Income statement	(3,631)	14,377
Equity and others	0	0
Net debt, ending balance	4,049	418
Current and non-current lease liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	83,812	75,158
Amounts from loans	25,573	22,288
Amounts from interests	2,951	2,820
Other cash (inflows)/outflows	0	0
Income statement	(17,690)	(33,762)
Equity and others	0	0
Net debt, ending balance	72,978	83,812
Hedging derivatives – cash requirements for Australia’s business
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	0	(1,437)
Amounts from loans		0
Amounts from interests		0
Other cash (inflows)/outflows		0
Income statement		0
Equity and others		(1,437)
Net debt, ending balance		0
Current and non-current financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	4,847,862	4,545,080
Net debt, ending balance		4,847,862
Current and non-current financial liabilities
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	4,847,862
Amounts from loans	142,677	(349,602)
Amounts from interests	252,955	243,645
Other cash (inflows)/outflows	11,201	18,723
Income statement	(320,056)	(226,840)
Equity and others	(3,205)	11,292
Net debt, ending balance	4,764,290	4,847,862
Cash and cash equivalents
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(1,377,851)	(1,041,369)
Amounts from loans	0	0
Amounts from interests	(49,233)	(50,529)
Other cash (inflows)/outflows	349,286	329,897
Income statement	72,417	57,114
Equity and others	0	0
Net debt, ending balance	(1,750,321)	(1,377,851)
Deposits that do not qualify as cash and cash equivalents
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(1,061,262)	(1,316,797)
Amounts from loans	0	0
Amounts from interests	(47,563)	(46,547)
Other cash (inflows)/outflows	(120,792)	(230,017)
Income statement	76,825	21,029
Equity and others	0	0
Net debt, ending balance	(969,732)	(1,061,262)
Debt Hedging Derivative Financial Instruments
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(2,930)	(24,520)
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	0
Income statement	16,743	(21,590)
Equity and others	0	0
Net debt, ending balance	(19,673)	(2,930)
Derivatives for investment hedges
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(15,405)	0
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	0
Income statement	(13,707)	15,405
Equity and others	0	0
Net debt, ending balance	(1,698)	(15,405)
Other financial instruments
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	0
Amounts from loans	(1,734)
Amounts from interests	0
Other cash (inflows)/outflows	0
Income statement	0
Equity and others	2,356
Net debt, ending balance	(622)	0
Non-hedging derivatives on other financial assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(2,928)	(520)
Amounts from loans	0	0
Amounts from interests	0	0
Other cash (inflows)/outflows	0	(345)
Income statement	1,661	2,753
Equity and others	0	0
Net debt, ending balance	(4,589)	(2,928)
Current and Non-Current Financial Assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(2,460,376)	(2,383,206)
Net debt, ending balance		(2,460,376)
Current and Non-Current Financial Assets
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning balance	(2,460,376)
Amounts from loans	(1,734)	0
Amounts from interests	(96,796)	(97,076)
Other cash (inflows)/outflows	228,494	99,535
Income statement	153,939	74,711
Equity and others	2,356	0
Net debt, ending balance	$ (2,746,635)	$ (2,460,376)